Note 12 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
12.

Subsequent Events

SBIR Grant
– In
January 2021,
NIAID awarded us a Small Business Innovative Research (SBIR) grant in support of our development of a vaccine against SARS-CoV-
2,
the virus that causes COVID-
19.
The
$299,927
Phase
1
grant, titled, “
Preclinical Development of GV-MVA-VLP Vaccines Against COVID-
19,
” will support the ongoing design, construction and preclinical testing of our vaccine candidates in preparation for human clinical trials.

Warrant Exercises
– During
January
and
February 2021,
holders of our warrants exercised
62,626
Series I Warrants,
126,042
Pre-Funded Warrants and
690,034
Unit Warrants, resulting in the issuance of
835,900
shares of our common stock for aggregate net proceeds to us of
$3,174,156.

Bought Deal Public Offering --
On
February 11, 2021,
we closed an underwritten bought deal public offering of
1,644,000
shares of our common stock, including
204,000
shares sold pursuant to the full exercise of the underwriter's option to purchase additional shares, at a price to the public of
$6.25
per share. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately
$9.4
million.